Employees (Tables)	3 Months Ended
Mar. 31, 2026
Employees [Abstract]
Disclosure of average workforce during the periods	The Group’s average workforce during the periods ended March 31, 2025 and 2026 was as follows:

HEADCOUNT	FOR THE THREE MONTHS ENDED MARCH 31, 2025	FOR THE THREE MONTHS ENDED MARCH 31, 2026
France	42	45
United States	27	35
Total	69	80